Debt - Maturities of the Principal Amount of Debt (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
2019		$ 24,375
2020		30,250
2021		30,250
2022		30,250
2023		997,375
Thereafter		3,606,625
Total	$ 4,902,313	$ 4,719,125	$ 3,991,375